RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 11,780	$ 8,532
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	4,410	4,265
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	6,336	2,647
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	0	178
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	0	11
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	839	516
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	166	227
Avance Gas
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	0	560
Other related parties and affiliated companies
Disclosure of transactions between related parties [line items]
Related party and affiliated company receivables	$ 29	$ 128